CONVERTIBLE DEBENTURE (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			6 Months Ended
	Jul. 27, 2012	Jun. 21, 2012	Jan. 27, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 15, 2012	Dec. 31, 2011
CONVERTIBLE DEBENTURE [Abstract]
Senior secured debenture			$ 1,750
Interest rate, minimum			10.00%
Interest rate, maximum			18.00%
Convertible debenture				300		300
Conversion price						$ 1.416
Convertible debenture prepayment		1,450		1,450
Interest paid on convertible notes payable		288
Principal amount to be converted	$ 300
Shares issued for notes payable conversion	211,865